Plant and Equipment	6 Months Ended
Jun. 30, 2026
Plant and Equipment [Abstract]
PLANT AND EQUIPMENT
5	PLANT AND EQUIPMENT

	As of January 1, 2025	Addition	Disposal	As of December 31, 2025	Addition	As of June 30, 2026	As of June 30, 2026
	RM	RM	RM	RM	RM	RM	Convenience Translation USD
Plant and equipment, at cost
Equipment & Machine	17,363,293	22,096,293	(1,558,323)	37,901,263	3,944,574	41,846,837	10,246,788
Computer & Handphone	114,419	-	-	114,419	-	114,419	28,018
License	775,901	7,031,639	-	7,807,540	-	7,807,540	1,911,832
Renovation	43,892	113,387	-	157,279	-	157,279	38,513
Total cost	18,297,505	29,241,319	(1,558,323)	45,980,501	3,944,574	49,925,075	12,225,151

	As of January 1, 2025	Depreciation for the year	Disposal	As of December 31, 2025	Depreciation for the period	As of June 30, 2026	As of June 30, 2026
	RM	RM	RM	RM	RM	RM	Convenience Translation USD
Plant and equipment, at cost
Equipment & Machine	3,807,496	2,869,717	(725,611)	5,951,602	1,960,282	7,911,884	1,937,383
Computer & Handphone	78,999	19,497	-	98,496	5,110	103,606	25,370
License	142,426	663,560	-	805,986	390,377	1,196,363	292,953
Renovation	14,766	23,075	-	37,841	19,660	57,501	14,080
Total cost	4,043,687	3,575,849	(725,611)	6,893,925	2,375,429	9,269,354	2,269,786

	As of December 31, 2025	As of June 30, 2026	As of June 30, 2026
	RM	RM	Convenience Translation USD
Carrying Amount
Equipment & Machine	31,949,661	33,933,953	8,309,405
Computer & Handphone	15,923	10,813	2,648
License	7,001,554	6,611,177	1,618,879
Renovation	119,438	99,778	24,433
Total carrying amount	39,086,576	40,655,721	9,955,365